United States
                     Securities and Exchange Commission
                           Washington, D.C. 20549

                                  Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                            Investment Companies




                                  811-7193

                      (Investment Company Act File Number)


                        Federated Institutional Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                            5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                               (412) 288-1900
                         (Registrant's Telephone Number)


                         John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 10/31/06
                                               --------


               Date of Reporting Period: Quarter ended 1/31/06
                                         ---------------------







Item 1.     Schedule of Investments





FEDERATED INSTITUTIONAL HIGH YIELD BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2006 (unaudited)

     Principal
     Amount or
       Shares                                                                          Value

                             CORPORATE BONDS--85.1%
                            Aerospace / Defense--1.4%
 $     75,000    (1,2) DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016     $        75,937
       50,000          K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                       11/15/2014                                                      51,125
       50,000          L-3 Communications Corp., Sr. Sub. Note, 6.125%,
                       1/15/2014                                                       49,625
      100,000          L-3 Communications Holdings, Inc., Sr. Sub. Note,
                       5.875%, 1/15/2015                                               97,000
       50,000          TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011               52,750
                           TOTAL                                                      326,437
                       Automotive--5.5%
       50,000          Advanced Accessory Systems LLC, Sr. Note, 10.75%,
                       6/15/2011                                                       40,250
      100,000          Cooper-Standard Automotive, Inc., Sr. Sub. Note,
                       8.375%, 12/15/2014                                              79,750
      200,000          Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                 148,500
      225,000          Ford Motor Credit Co., Note, 7.25%, 10/25/2011                 206,663
      200,000          General Motors Acceptance Corp., 6.875%, 9/15/2011             191,163
      150,000          General Motors Acceptance Corp., 8.00%, 11/1/2031              153,365
      125,000          General Motors Corp., Note, 8.375%, 7/15/2033                   93,125
       50,000          Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014               48,250
       50,000          Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015             26,250
       75,000          Stoneridge, Inc., Company Guarantee, 11.50%,
                       5/1/2012                                                        76,125
       50,000          TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013               54,625
       50,000          TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                       2/15/2013                                                       57,000
       50,000          Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%,
                       11/15/2014                                                      50,500
       50,000          United Components, Inc., Sr. Sub. Note, 9.375%,
                       6/15/2013                                                       50,125
                           TOTAL                                                    1,275,691
                            Building Materials--2.6%
       50,000          Builders Firstsource, Inc., Note, 8.59%, 2/15/2012              51,375
       50,000          Collins & Aikman Floorcoverings, Inc., Company
                       Guarantee, 9.75%, 2/15/2010                                     46,250
       50,000          ERICO International Corp., Sr. Sub. Note, 8.875%,
                       3/1/2012                                                        51,500
      100,000    (1,2) Goodman Global Holdings, Inc., Sr. Sub. Note,
                       7.875%, 12/15/2012                                              95,000
       50,000          Norcraft Cos. LLC, Sr. Sub. Note, Series WI,
                       9.00%, 11/1/2011                                                51,813
      100,000          Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                       9/1/2012                                                        72,000
      100,000          Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%,
                       3/1/2014                                                        64,375
       50,000          Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                       9/1/2014                                                        48,875
       50,000          Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013              51,875
       75,000          U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                       4/1/2014                                                        76,875
                           TOTAL                                                      609,938
                       Chemicals--5.5%
      100,000    (1,2) Borden U.S. Finance Corp., Sr. Secd. Note, 9.00%,
                       7/15/2014                                                      102,000
       75,000          Compass Minerals International, Inc., Sr. Disc.
                       Note, 0/12.00%, 6/1/2013                                        67,875
      100,000          Compass Minerals International, Inc., Sr. Disc.
                       Note, 0/12.75%, 12/15/2012                                      93,500
      155,000          Crystal US Holdings, Sr. Disc. Note, 10/1/2014                 115,475
       50,000          Crystal US Holdings, Sr. Sub. Note, 9.625%,
                       6/15/2014                                                       55,750
      100,000          Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008             109,500
      100,000          Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009              105,750
       75,000    (1,2) Invista, Unit, 9.25%, 5/1/2012                                  80,250
       50,000          Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013               54,500
      100,000          Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                   105,000
      125,000    (1,2) Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                      125,469
       50,000    (1,2) PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013                       47,375
       75,000          Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                 68,625
       75,000          Union Carbide Corp., Deb., 7.50%, 6/1/2025                      81,252
       50,000    (1,2) VeraSun Energy Corp., Sr. Secd. Note, 9.875%,
                       12/15/2012                                                      51,500
                           TOTAL                                                    1,263,821
                       Construction Machinery--0.6%
       50,000          Case New Holland, Sr. Note, 9.25%, 8/1/2011                     53,750
       33,000          Columbus McKinnon Corp., Sr. Secd. Note, 10.00%,
                       8/1/2010                                                        36,630
       50,000          NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                       10/15/2010                                                      55,000
                           TOTAL                                                      145,380
                             Consumer Products--3.9%
      100,000          AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%,
                       10/1/2012                                                       74,500
       50,000          American Achievement Corp., Sr. Sub. Note, 8.25%,
                       4/1/2012                                                        51,437
       75,000          Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                       7/15/2012                                                       58,500
       50,000          Church and Dwight, Inc., Sr. Sub. Note, 6.00%,
                       12/15/2012                                                      49,375
       50,000    (1,2) Doane Pet Care Co., Sr. Sub. Note, 10.625%,
                       11/15/2015                                                      52,500
      325,000          Jostens Holding Corp., Discount Bond, 0/10.25%,
                       12/1/2013                                                      242,937
       25,000          Leiner Health Products, Unsecd. Note, 11.00%,
                       6/1/2012                                                        23,937
       75,000          Playtex Products, Inc., Company Guarantee, 9.375%,
                       6/1/2011                                                        79,219
       50,000    (1,2) Simmons Co., Sr. Disc. Note, 0/10.00%, 12/15/2014               28,500
      125,000          Spectrum Brands, Inc., Sr. Sub. Note, 7.375%,
                       2/1/2015                                                       103,438
      100,000          True Temper Sports, Inc., Sr. Sub. Note, 8.375%,
                       9/15/2011                                                       91,500
       45,000          WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                     48,713
                           TOTAL                                                      904,556
                       Energy--1.8%
       50,000    (1,2) Chesapeake Energy Corp., Sr. Note, 6.875%,
                       11/15/2020                                                      51,250
       50,000    (1,2) Grant Prideco, Inc., Sr. Unsecd. Note, 6.125%,
                       8/15/2015                                                       50,625
       75,000          Petroleum Helicopters, Inc., Company Guarantee,
                       Series B, 9.375%, 5/1/2009                                      79,313
       50,000          Pogo Producing Co., Sr. Sub. Note, 6.625%,
                       3/15/2015                                                       50,000
       50,000          Range Resources Corp., Sr. Sub. Note, 6.375%,
                       3/15/2015                                                       50,125
       25,000          Range Resources Corp., Sr. Sub. Note, 7.375%,
                       7/15/2013                                                       26,313
      100,000          Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012              108,250
                           TOTAL                                                      415,876
                               Entertainment--1.8%
       50,000          AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
                       2/1/2012                                                        47,750
       50,000          Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                    53,062
      125,000          Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014              91,875
       75,000          Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                    77,250
       75,000          Universal City Development Partners Ltd., Sr.
                       Note, 11.75%, 4/1/2010                                          83,813
       50,000          Universal City Florida Holding Co., Floating Rate
                       Note, 9.00%, 5/1/2010                                           50,500
                           TOTAL                                                      404,250
                               Environmental--0.6%
      100,000          Allied Waste North America, Inc., Company
                       Guarantee, Series B, 8.875%, 4/1/2008                          105,875
       32,000          Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                       7/15/2012                                                       36,000
                           TOTAL                                                      141,875
                       Financial Institutions--0.4%
      100,000          American Real Estate Partners LP Finance, Sr.
                       Note, 7.125%, 2/15/2013                                        101,750
                              Food & Beverage--4.6%
      200,000          ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                       11/1/2011                                                      162,000
       50,000          B&G Foods Holdings Corp., Sr. Note, 8.00%,
                       10/1/2011                                                       51,687
       50,000          Cott Beverages, Inc., Company Guarantee, 8.00%,
                       12/15/2011                                                      51,375
       75,000          Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                74,812
       75,000    (1,2) Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                    75,750
      100,000          Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                       11/15/2013                                                     103,250
       50,000          National Beef Packaging Co. LLC, Sr. Note, 10.50%,
                       8/1/2011                                                        51,500
       75,000          Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                       7/15/2012                                                       76,875
       75,000          Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                       11/15/2013                                                      80,063
      125,000          Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%,
                       11/1/2012                                                      101,875
      100,000          Smithfield Foods, Inc., Sr. Note, Series B, 8.00%,
                       10/15/2009                                                     105,500
       50,000          Swift & Co., Sr. Note, 10.125%, 10/1/2009                       51,000
       75,000          UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                       7/15/2012                                                       66,938
                           TOTAL                                                    1,052,625
                       Gaming--4.7%
       50,000          155 East Tropicana LLC, Sr. Secd. Note, 8.75%,
                       4/1/2012                                                        47,625
      100,000          Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012            104,750
      100,000    (1,2) Galaxy Entertainment Finance Co. Ltd., Company
                       Guarantee, 9.875%, 12/15/2012                                  103,000
       50,000          Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                       11/15/2014                                                      50,125
       75,000          Kerzner International Ltd., Sr. Sub. Note, 6.75%,
                       10/1/2015                                                       73,500
      150,000          MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011                    162,000
       75,000          MTR Gaming Group, Inc., Company Guarantee, Series
                       B, 9.75%, 4/1/2010                                              79,500
       50,000          Magna Entertainment Corp., Conv. Note, 7.25%,
                       12/15/2009                                                      50,937
       50,000    (1,2) Majestic Star Casino LLC, Sr. Note, 9.75%,
                       1/15/2011                                                       51,375
      100,000          Mandalay Resort Group, Sr. Sub. Note, 9.375%,
                       2/15/2010                                                      110,750
       50,000    (1,2) San Pasqual Casino Development Group, Inc., Sr.
                       Note, 8.00%, 9/15/2013                                          50,875
      100,000          Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                       2/1/2014                                                       100,250
       50,000    (1,2) Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note,
                       9.00%, 11/15/2015                                               50,938
       50,000          Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%,
                       12/1/2014                                                       48,938
                           TOTAL                                                    1,084,563
                                Health Care--5.2%
       50,000          AMR Holding Co./Emcare Holding Co., Sr. Sub. Note,
                       10.00%, 2/15/2015                                               53,500
       50,000    (1,2) Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                    52,500
      125,000          AmeriPath, Inc., Company Guarantee, 10.50%,
                       4/1/2013                                                       132,500
      150,000          CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%,
                       1/1/2015                                                        97,875
       75,000    (1,2) CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016               76,500
      100,000          Concentra Operating Corp., Sr. Sub. Note, 9.50%,
                       8/15/2010                                                      104,250
      150,000          HCA, Inc., Sr. Note, 6.375%, 1/15/2015                         150,501
      100,000          HCA, Inc., Sr. Note, 7.50%, 11/6/2033                          101,230
       50,000          National Mentor, Inc., Sr. Sub. Note, 9.625%,
                       12/1/2012                                                       53,250
       50,000          Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015               50,313
       50,000          Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%,
                       7/15/2015                                                       52,000
       75,000    (1,2) Tenet Healthcare Corp., Sr. Note, 9.25%, 2/1/2015               73,875
       50,000          VWR International, Inc., Sr. Sub. Note, 8.00%,
                       4/15/2014                                                       49,813
       50,000          Vanguard Health Holdings II, Sr. Sub. Note, 9.00%,
                       10/1/2014                                                       53,000
       50,000    (1,2) Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                     50,375
       50,000          Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                  51,250
                           TOTAL                                                    1,202,732
                            Industrial - Other--6.8%
      100,000          ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note,
                       8.50%, 1/15/2013                                                96,500
       75,000          Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                    76,875
       50,000          American Tire Distributors, Inc., Sr. Note,
                       10.75%, 4/1/2013                                                44,750
       75,000    (1,2) Amsted Industries, Inc., Sr. Note, 10.25%,
                       10/15/2011                                                      81,000
      100,000          Brand Services, Inc., Company Guarantee, 12.00%,
                       10/15/2012                                                     105,500
       50,000          Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012                41,750
       50,000          Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                       5/15/2011                                                       53,000
      100,000          Hawk Corp., Sr. Note, 8.75%, 11/1/2014                         101,500
       98,000          Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                       5/15/2011                                                      109,270
      100,000    (1,2) Knowledge Learning Corp., Sr. Sub. Note, 7.75%,
                       2/1/2015                                                        96,000
       75,000          Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                       5/1/2012                                                        79,875
       83,915          NSP Holdings LLC, Sr. Note, 11.75%, 1/1/2012                    84,964
      146,000    (1,2) Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                158,775
       75,000          Norcross Safety Products, Sr. Sub. Note, Series B,
                       9.875%, 8/15/2011                                               78,188
       50,000    (1,2) Panolam Industries International, Inc., Sr. Sub.
                       Note, 10.75%, 10/1/2013                                         47,625
       75,000          Rexnord Corp., Company Guarantee, 10.125%,
                       12/15/2012                                                      81,563
       75,000          Sensus Metering Systems, Inc., Sr. Sub. Note,
                       8.625%, 12/15/2013                                              68,625
      100,000          Superior Essex Communications LLC, Sr. Note,
                       9.00%, 4/15/2012                                               100,500
       50,000          Valmont Industries, Inc., Sr. Sub. Note, 6.875%,
                       5/1/2014                                                        50,625
                           TOTAL                                                    1,556,885
                       Lodging--0.7%
       50,000          Gaylord Entertainment Co., Sr. Note, 6.75%,
                       11/15/2014                                                      49,000
      100,000          Starwood Hotels & Resorts Worldwide, Inc., Company
                       Guarantee, 7.875%, 5/1/2012                                    110,000
                           TOTAL                                                      159,000
                               Media - Cable--1.8%
      100,000          Charter Communications Holdings II, Sr. Note,
                       10.25%, 9/15/2010                                               98,875
      150,000    (1,2) Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014            158,250
      100,000    (1,2) Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015                 104,625
       50,000    (1,2) Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                    49,750
                           TOTAL                                                      411,500
                             Media - Non-Cable--8.4%
       50,000          Advanstar Communications, Company Guarantee,
                       Series B, 12.00%, 2/15/2011                                     52,937
       75,000          Advanstar, Inc., Company Guarantee, Series B,
                       15.00%, 10/15/2011                                              78,937
       78,194          Affinity Group Holding, Inc., Sr. Note, 10.875%,
                       2/15/2012                                                       75,457
       50,000          Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                       2/15/2012                                                       49,375
      100,000          CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                 101,875
      100,000          DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015               98,500
      119,000          Dex Media West LLC, Sr. Sub. Note, Series B,
                       9.875%, 8/15/2013                                              131,941
      150,000          Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013            124,500
      100,000          Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                 97,500
       17,143          Emmis Communications Corp., Floating Rate Note -
                       Sr. Note, 10.36625%, 6/15/2012                                  17,250
      150,000          Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                       10/15/2013                                                     123,375
       75,000    (1,2) Intelsat Bermuda Ltd., Sr. Note, 8.625%, 1/15/2015              75,562
       50,000          Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015             50,500
       50,000          Lin Television Corp., Sr. Sub. Note, Series B,
                       6.50%, 5/15/2013                                                47,500
       75,000          NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%,
                       3/15/2013                                                       53,719
       50,000          Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                       3/15/2012                                                       46,750
      225,000          PanAmSat Holding Corp., Discount Bond, 11/1/2014               159,750
       75,000          Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                     70,500
       50,000    (1,2) Quebecor Media Inc., Sr. Unsecd. Note, 7.75%,
                       3/15/2016                                                       51,250
       75,000    (1,2) R.H. Donnelley Corp., Sr. Disc. Note, 6.875%,
                       1/15/2013                                                       69,188
       50,000    (1,2) R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016               50,813
       75,000    (1,2) Rainbow National Services LLC, Sr. Sub. Note,
                       10.375%, 9/1/2014                                               84,375
       50,000          Readers Digest Association, Inc., Sr. Note, Series
                       144A, 6.50%, 3/1/2011                                           49,625
       50,000    (1,2) Southern Graphics Systems, Inc., Sr. Sub. Note,
                       12.00%, 12/15/2013                                              50,563
      125,000    (1,2) WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014             122,188
                           TOTAL                                                    1,933,930
                              Metals & Mining--0.7%
       75,000          Aleris International, Inc., Sr. Secd. Note,
                       10.375%, 10/15/2010                                             82,875
       75,000   (1,)(2)Novelis, Inc., Sr. Note, 7.50%, 2/15/2015                       71,250
                           TOTAL                                                      154,125
                       Packaging--2.0%
      100,000          Berry Plastics Corp., Company Guarantee, 10.75%,
                       7/15/2012                                                      109,000
       50,000    (1,2) Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                 52,125
       50,000          Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012              50,500
      100,000          Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                       8/1/2012                                                       107,000
      100,000          Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008               101,250
       50,000    (1,2) Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                 51,500
                           TOTAL                                                      471,375
                       Paper--2.2%
       75,000          Abitibi-Consolidated, Inc., Sr. Note, 8.375%,
                       4/1/2015                                                        70,875
      100,000          Graphic Packaging International Corp., Sr. Sub.
                       Note, 9.50%, 8/15/2013                                          94,500
      100,000          Jefferson Smurfit Corp., Company Guarantee, 7.50%,
                       6/1/2013                                                        91,250
       75,000          MDP Acquisitions PLC, 9.625%, 10/1/2012                         77,813
       50,000          Mercer International, Inc., 9.25%, 2/15/2013                    42,750
      100,000          NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                  97,750
       75,000          Tembec Industries, Inc., 8.50%, 2/1/2011                        34,125
                           TOTAL                                                      509,063
                                Restaurants--0.4%
       50,000    (1,2) El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013               51,000
       50,000          Landry's Seafood Restaurants, Inc., Sr. Note,
                       Series B, 7.50%, 12/15/2014                                     47,500
                           TOTAL                                                       98,500
                       Retailers--1.4%
      100,000          Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%,
                       12/15/2013                                                     104,250
       73,000          FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                      73,182
       75,000          Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                  88,081
       50,000          United Auto Group, Inc., Company Guarantee,
                       9.625%, 3/15/2012                                               53,375
                           TOTAL                                                      318,888
                       Services--1.0%
       32,000          CB Richard Ellis Services, Inc., Sr. Note, 9.75%,
                       5/15/2010                                                       34,880
       49,000          Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                       3/15/2012                                                       52,675
       75,000    (1,2) HydroChem Industrial Services, Sr. Sub. Note,
                       9.25%, 2/15/2013                                                73,125
       75,000          Insurance Automotive Auctions, Inc., Sr. Note,
                       11.00%, 4/1/2013                                                78,750
                           TOTAL                                                      239,430
                       Technology--3.4%
       75,000          Activant Solutions, Inc., Sr. Note, 10.50%,
                       6/15/2011                                                       81,844
       75,000          Freescale Semiconductor, Inc., Sr. Note, 7.125%,
                       7/15/2014                                                       79,687
       50,000          MagnaChip Semiconductor S.A., Sr. Sub. Note,
                       8.00%, 12/15/2014                                               48,625
       50,000    (1,2) SS&C Technologies, Inc., Sr. Sub. Note, 11.75%,
                       12/1/2013                                                       52,500
       75,000          Smart Modular Technologies, Inc., Sr. Secd. Note,
                       10.03%, 4/1/2012                                                78,375
      100,000    (1,2) SunGard Data Systems, Inc., Sr. Note, 9.125%,
                       8/15/2013                                                      104,500
       50,000    (1,2) SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%,
                       8/15/2015                                                       50,500
       50,000          Telex Communications, Inc., Sr. Secd. Note,
                       11.50%, 10/15/2008                                              53,500
      100,000          UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                     110,500
      100,000          Xerox Corp., Sr. Note, 9.75%, 1/15/2009                        111,125
                           TOTAL                                                      771,156
                       Textile--0.5%
       50,000          Phillips Van Heusen Corp., Sr. Note, 8.125%,
                       5/1/2013                                                        53,000
       50,000          Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                53,750
                           TOTAL                                                      106,750
                              Transportation--1.2%
       50,000    (1,2) Hertz Corp., Sr. Note, 8.875%, 1/1/2014                         51,875
       75,000    (1,2) Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                    78,750
      125,000          Stena AB, Sr. Note, 9.625%, 12/1/2012                          136,875
                           TOTAL                                                      267,500
                            Utility - Electric--5.2%
       50,000          CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                  50,750
       50,000          CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                    51,750
      150,000          Edison Mission Holding Co., Sr. Note, 9.875%,
                       4/15/2011                                                      174,750
       97,390    (1,2) FPL Energy National Wind, Note, 6.125%, 3/25/2019               96,660
       50,000    (1,2) Mirant North America LLC, Sr. Note, 7.375%,
                       12/31/2013                                                      51,125
       50,000          NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                     50,938
       50,000          NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                    51,125
       60,000          NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013             67,200
       50,000          Nevada Power Co., 6.50%, 4/15/2012                              51,500
       50,000          Nevada Power Co., Mtg. Note, Series L, 5.875%,
                       1/15/2015                                                       49,960
       65,000          Nevada Power Co., Second Mortgage Notes, 9.00%,
                       8/15/2013                                                       72,276
       50,000          Northwestern Corp., Note, 5.875%, 11/1/2014                     49,894
      100,000          PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009              112,000
       50,000          Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
                       7/15/2013                                                       49,750
       50,000    (1,2) Sierra Pacific Resources, Sr. Note, 6.75%,
                       8/15/2017                                                       50,375
       50,000          TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                    53,000
      100,000    (1,2) Texas Genco LLC, Sr. Note, 6.875%, 12/15/2014                  108,750
                           TOTAL                                                    1,191,803
                       Utility - Natural Gas--5.5%
       75,000          AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%,
                       5/20/2015                                                       75,562
       50,000    (1,2) Atlas Pipeline Partners LP, Sr. Note, 8.125%,
                       12/15/2015                                                      51,750
      100,000          El Paso Corp., 6.75%, 5/15/2009                                101,250
       50,000          El Paso Corp., Sr. Note, 7.80%, 8/1/2031                        52,750
      125,000          Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015            121,250
       75,000          Inergy LP, Sr. Note, 6.875%, 12/15/2014                         71,062
       50,000    (1,2) Pacific Energy Partners LP, Sr. Note, 6.25%,
                       9/15/2015                                                       50,125
       75,000          Pacific Energy Partners LP, Sr. Note, 7.125%,
                       6/15/2014                                                       78,375
       50,000    (1,2) SemGroup LP, Sr. Note, 8.75%, 11/15/2015                        51,750
       50,000          Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                 50,910
      225,000          Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                265,041
      100,000          Williams Cos., Inc., Note, 7.625%, 7/15/2019                   110,000
      175,000          Williams Cos., Inc., Note, 7.875%, 9/1/2021                    194,250
                           TOTAL                                                    1,274,075
                       Wireless Communications--1.7%
       50,000    (1,2) Centennial Communications Corp., Sr. Note, 10.00%,
                       1/1/2013                                                        52,000
       50,000          Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%,
                       11/15/2012                                                      41,937
       32,000          Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012               33,080
       75,000          New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                       11/1/2012                                                       80,625
       50,000          Rogers Wireless, Inc., Floating Rate Note - Sr.
                       Secured Note, 7.61625%, 12/15/2010                              51,813
       50,000          Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                       3/15/2015                                                       54,500
       75,000          Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                       12/15/2012                                                      79,875
                           TOTAL                                                      393,830
                       Wireline Communications--3.6%
       75,000          AT&T Corp., Sr. Note, 9.75%, 11/15/2031                         93,006
       65,000          Alaska Communications Systems Holdings, Inc., Sr.
                       Note, 9.875%, 8/15/2011                                         71,337
       50,000          Cincinnati Bell, Inc., Company Guarantee, 7.25%,
                       7/15/2013                                                       52,687
       50,000          Citizens Communications Co., Unsecd. Note, 9.25%,
                       5/15/2011                                                       55,250
      100,000          MCI, Inc., Sr. Note, 8.735%, 5/1/2014                          112,532
      325,000          Qwest Corp., Note, 8.875%, 3/15/2012                           361,563
       75,000          Valor Telecommunications Enterprises, Sr. Note,
                       7.75%, 2/15/2015                                                77,813
                           TOTAL                                                      824,188
                           TOTAL CORPORATE BONDS (IDENTIFIED COST
                       $19,326,764)                                                19,611,492

                               COMMON STOCKS--0.3%
                              Food & Beverage--0.2%
       2,490           B&G Foods, Inc.                                                 36,802
                            Industrial - Other--0.1%
       17,689   (1),   ACP Holdings Corp., Warrants
                  (3)                                                                  32,282
                           TOTAL COMMON STOCKS (IDENTIFIED COST $37,342)               69,084

                              PREFERRED STOCK--0.6%
                       Retailers--0.6%
        150            General Nutrition Centers Holding Co.,
                       Exchangeable Pfd. Stock, Series A
                       ---------------------------------------------------
                       (IDENTIFED COST $150,900)                                      127,875

                               MUTUAL FUND--10.2%
      350,000     (4)  High Yield Bond Portfolio  (IDENTIFED COST
                       $2,342,235)                                                  2,355,497

                           REPURCHASE AGREEMENT--4.1%
 $    949,000          Interest in $1,760,000,000 joint repurchase
                       agreement 4.46%, dated 1/31/2006 under which
                       Deutsche Bank Securities, Inc. will repurchase
                       U.S. Government Agency securities with various
                       maturities to 1/15/2046 for $1,760,218,044 on
                       2/1/2006.  The market value of the underlying
                       securities at the end of the period was
                       $1,806,205,318.
                       ---------------------------------------------------
                       (AT AMORTIZED COST)                                            949,000
                           TOTAL INVESTMENTS - 100.3%
                       ---------------------------------------------------
                           (IDENTIFIED COST $22,806,241)(5)                        23,112,948
                           OTHER ASSETS AND LIABILITIES - NET (0.3)%                 (74,906)
                           TOTAL NET ASSETS - 100%                            $    23,036,126

==============================================================================

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2006, these securities amounted to $ 3,727,500 which represents 16.2% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees (the "Trustees"). At January 31, 2006, these securities amounted to $3,695,218 which represents 16.0% of total net assets.

3    Non-income producing.

4    Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $22,851,605. The net unrealized appreciation of investments for federal tax purposes was $261,343. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $681,028 and net unrealized depreciation from investments for those securities having an excess of cost over value of $419,685.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2006.


Investment Valuation
The fund generally values fixed income securities and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.


Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at January 31, 2006 is as follows:
--------------------------------------------------------------------------------
Security                        Acquisition Date               Acquisition Cost
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
ACP Holdings Corp., Warrants    09/24/03                       $0
--------------------------------------------------------------------------------






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        March 23, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        March 23, 2006